Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real property dispositions:
Property dispositions		$ 186,050	$ 184,382	$ 186,713
Add: Gain on sales of real property	46,046	61,160	36,115	43,394
Proceeds from sales of real property		247,210	219,027	224,007
Revenues:
Rental income		64,982	93,099	112,714
Other income		0	0	8,059
Expenses:
Interest expense		14,470	19,812	23,140
Property operating expenses		5,292	8,002	7,276
Provision for depreciation		19,053	29,667	39,385
Income (loss) from discontinued operations, net		26,167	35,618	50,972
Medical Facilities [Member]
Real property dispositions:
Property dispositions		35,295	14,092	85,558
Seniors Housing Triple-net [Member]
Real property dispositions:
Property dispositions		150,755	170,290	101,155
Seniors Housing Operating [Member]
Real property dispositions:
Property dispositions		$ 0	$ 0	$ 0